CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 405,158	$ 385,091
Short-term interest-bearing deposits	147,032	120,079
Marketable securities	146,893	135,850
Trade accounts receivable	123,789	153,409
Inventories	174,806	170,778
Other current assets	22,374	22,752
Total current assets	1,020,052	987,959
LONG-TERM INVESTMENTS	36,874	35,945
PROPERTY AND EQUIPMENT, NET	707,122	657,234
INTANGIBLE ASSETS, NET	11,279	13,435
GOODWILL	7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	89,171	88,404
TOTAL ASSETS	1,871,498	1,789,977
CURRENT LIABILITIES
Current maturities of leases and debentures	45,173	10,814
Trade accounts payable	92,747	104,329
Deferred revenue and customers' advances	7,975	20,711
Employee related liabilities	57,540	50,750
Other current liabilities	8,364	17,117
Total current liabilities	211,799	203,721
LONG-TERM DEBT
Debentures	109,079	120,170
Other long-term debt	166,835	136,499
LONG-TERM CUSTOMERS' ADVANCES	27,230	28,131
EMPLOYEE RELATED LIABILITIES	14,295	13,898
DEFERRED TAX LIABILITY	46,434	50,401
OTHER LONG-TERM LIABILITIES	969	952
TOTAL LIABILITIES	576,641	553,772
THE COMPANY'S SHAREHOLDERS' EQUITY	1,301,122	1,242,966
Non-controlling interest	(6,265)	(6,761)
TOTAL SHAREHOLDERS' EQUITY	1,294,857	1,236,205
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,871,498	$ 1,789,977